UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010
                                                  ----------------

Check here if Amendment | |; Amendment Number:

   This Amendment (Check only one.):   | | is a restatement.
                                       | | adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V, L.L.C.
         ------------------------------
Address:  c/o The Carlyle Group
         ------------------------------
          1001 Pennsylvania Avenue, NW
         ------------------------------
          Suite 220 S.
         ------------------------------
          Washington, DC  20004-2505
         ------------------------------

Form 13F File Number:  28- 12965
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel A. D'Aniello
       ---------------------
Title:  Managing Director
       ---------------------
Phone:  202-729-5626
       ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello            Washington, DC           May 17, 2010
-------------------------        ------------------      -------------------
        Signature                    City, State                Date


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number  Name

 28-
     --------------    -----------------------

                         --------------------------
                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                        -------------

Form 13F Information Table Entry Total: 5
                                        -------------

Form 13F Information Table Value Total: $2,560
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.  Form 13F File      Number Name

    1    28- 12429          Carlyle Investment Management L.L.C.
    ---  ------------       -------------------------------------------

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



                          FORM 13-F INFORMATION TABLE

    COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6     COLUMN 7            COLUMN 8
--------------   ------------ ---------- ----------   ---------------------- ------------  ----------    ---------------------
                   TITLE OF                VALUE       SHRS OR   SH/   PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER      CLASS       CUSIP     (x$1000)     PRN AMT   PRN   CALL   DISCRETION     MANAGERS     SOLE   SHARED  NONE
--------------   ------------ ---------- ----------   ---------------------- ------------  ----------    ---------------------
Authentec          Com         052660107    $355       165,234    SH    --      Shared-         1                165,234
                                                                                Defined

ICO Global         CL A        44930K108    $369       312,778    SH    --      Shared-         1                312,778
Comm Hldgs Ltd                                                                  Defined
De

Terrestar Corp     Com         881451108    $198       150,000    SH    --      Shared-         1                150,000
                                                                                Defined

Time Warner Inc    Com         887317303    $1,147     36,666     SH    --      Shared-         1                36,666
                                                                                Defined

Time Warner        Com         88732J207    $491       9,203      SH    --      Shared-         1                9,203
Cable Inc                                                                       Defined


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